PREPAIDS AND OTHER	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAIDS AND OTHER
PREPAIDS AND OTHER

The components of prepaids and other at December 31 were as follows:

	2014	2013
Inventory advances	$639	$21,382
Insurance and licenses	3,009	4,735
Other	4,178	2,624
	$7,826	$28,741

The change in inventory advances reflects the improvement in commercial terms with one of our contract manufacturers effective July 1, 2014.